Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary Of Deferred Tax Assets And Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	2013	2012
Deferred tax assets:
Previously securitized loans	$5,166	$5,921
Allowance for loan losses	7,566	7,100
Deferred compensation payable	3,774	2,812
Underfunded pension liability	1,675	3,029
Accrued expenses	2,830	1,869
Impaired assets	1,028	1,086
Impaired securities losses	9,519	9,814
Unrealized securities losses	1,230	—
Intangible assets	8,081	2,928
Other	3,109	2,963
Total Deferred Tax Assets	43,978	37,522
Deferred tax liabilities:
Unrealized securities gains	—	2,145
Other	1,813	2,640
Total Deferred Tax Liabilities	1,813	4,785
Net Deferred Tax Assets	$42,165	$32,737

Summary Of Income Tax Expense
Significant components of the provision for income taxes are as follows (in thousands):

	2013	2012	2011
Current:
Federal	$18,808	$15,509	$20,052
State	1,781	2,259	2,809
Total current tax expense	20,589	17,768	22,861

Total deferred tax expense (benefit)	4,686	2,530	(2,290)
Income tax expense	$25,275	$20,298	$20,571

Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate
A reconciliation of the significant differences between the federal statutory income tax rate and the Company’s effective income tax rate is as follows (in thousands):

	2013	2012	2011

Computed federal taxes at statutory rate	$25,722	$20,735	$21,437
State income taxes, net of federal tax benefit	1,982	1,591	1,654
Tax effects of:
Tax-exempt interest income	(616)	(712)	(785)
Bank-owned life insurance	(1,187)	(1,044)	(1,172)
Tax reserve adjustment	24	8	(70)
Other items, net	(650)	(280)	(493)
Income tax expense	$25,275	$20,298	$20,571

Reconciliation Of The Unrecognized Tax Benefits Rollforward
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows (in thousands):

	2013	2012

Balance at January 1,	$4,376	$3,649
Additions for current year tax positions	341	727
Additions for prior year tax positions	—	—
Decreases for prior year tax positions	—	—
Decreases for settlements with tax authorities	—	—
Decreases related to lapse of applicable statute of limitation	—	—
Balance at December 31	$4,717	$4,376